File Number:333-126384
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


								March 26, 2014
                        Pioneer Classic Balanced Fund

   	Supplement to the December 1, 2013 Prospectus, as in effect and as may be amended from time to time

Principal investment strategies

Effective June 1, 2014, Pioneer Classic Balanced Fund will increase the extent to which it may invest in below investment grade debt securities from 10% of the fund's total assets to 20% of the fund's net assets.

As of June 1, 2014, the following replaces the corresponding information listed under "Principal investment strategies" in the section entitled "Fund Summary":

   The fund may invest in subordinated debt securities, event-linked bonds and up to 20% of its net assets in securities that are below investment grade (also known as "junk bonds").

In addition, as of June 1, 2014, the following replaces the corresponding information listed under "Principal investment strategies" in the section entitled "More on the fund's investment objectives and strategies":

   The fund may invest up to 20% of its net assets in debt securities rated below investment grade, including convertible debt, or, if unrated, of equivalent credit quality as determined by Pioneer.


                                                                  27654-00-0314
                                       (C) 2014 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC


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								March 26, 2014
                        Pioneer Classic Balanced Fund

   	Supplement to the December 1, 2013 Summary Prospectus, as in effect and as may be amended from time to time

Principal investment strategies

Effective June 1, 2014, Pioneer Classic Balanced Fund will increase the extent to which it may invest in below investment grade debt securities from 10% of the fund's total assets to 20% of the fund's net assets.

As of June 1, 2014, the following replaces the corresponding information listed under "Principal investment strategies":

   The fund may invest in subordinated debt securities, event-linked bonds and up to 20% of its net assets in securities that are below investment grade (also known as "junk bonds").



                                                                  27653-00-0314
                                       (C) 2014 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC